Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES
Investment commitments
The Group was obligated to subscribe RMB85,000 and RMB126,250 for partnership interest of certain long-term investees under various arrangements as of December 31, 2022 and 2023, respectively.
Capital commitments
The Group’s capital commitments primarily relate to commitments on construction and purchase of office building. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB292,116 as of December 31, 2023. All of these capital commitments will be fulfilled in the following years according to the payment terms of contracts.
Long-term debt obligations
The Group’s long-term debt obligations include convertible senior notes and long-term borrowings. The amounts exclude the corresponding interest payable. The expected repayment schedule of the convertible senior notes and long-term borrowings have been disclosed in Note 9 and Note 11, respectively.
Contingencies
The Group is subject to legal proceedings in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis.
For the year ended December 31, 2022, the Group accrued for the loss contingency amounted RMB92.9 million related to an ongoing investigation of the alleged illegal activity on the source of the funding consumed on Momo’s platform as the Group determines that an unfavorable outcome is probable and the amount is reasonably estimable. The contingent loss liability has been settled in 2023, pursuant to a first-instance judgment by relevant authorities. The Company is in the process of claiming against the judgment.
The Group does not believe that any other currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.